                               [NATIONWIDE(R) LOGO]



                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-C





                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2001





                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


FHL-474-6/01

                               [NATIONWIDE(R) LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                   [PICTURE]


                               PRESIDENT'S MESSAGE


On behalf of Nationwide Life and Annuity Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VA Separate Account-C.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.



                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets,Liabilities and Contract Owners'Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 14. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners'equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS'EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)


Assets:
     Investments at fair value:
     Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       5,090,570 shares (cost $116,134,262) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   120,748,321
     Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       1,206,780 shares (cost $24,420,228). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18,813,698
     Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
       25,030,181 shares (cost $25,030,181) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,030,181
     Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
       6,858,401 shares (cost $101,464,278) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       73,247,725
     One Group(R) Investment Trust - Balanced Portfolio (OGBal)
       13,085,072 shares (cost $193,159,399). . . . . . . . . . . . . . . . . . . . . . . . . . . . .      194,051,611
     One Group(R) Investment Trust - Bond Portfolio (OGBond)
       5,179,855 shares (cost $53,632,689). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       55,061,864
     One Group(R) Investment Trust - Diversified Equity Portfolio (OGDivEq)
       3,686,917 shares (cost $63,275,538). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       57,663,379
     One Group(R) Investment Trust - Diversified Mid Cap Portfolio (OGDivMidCap)
       1,920,377 shares (cost $30,806,382). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       28,671,234
     One Group(R) Investment Trust - Equity Index Portfolio (OGEqIx)
       8,990,157 shares (cost $106,292,722) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       95,205,760
     One Group(R) Investment Trust - Government Bond Portfolio (OGGvtBd)
       10,712,903 shares (cost $111,455,809). . . . . . . . . . . . . . . . . . . . . . . . . . . . .      112,485,484
     One Group(R) Investment Trust - Large Cap Growth Portfolio (OGLgCapGr)
       16,123,762 shares (cost $318,413,660). . . . . . . . . . . . . . . . . . . . . . . . . . . . .      243,307,567
     One Group(R) Investment Trust - Mid Cap Growth Portfolio (OGMidCapGr)
       11,476,339 shares (cost $195,428,574). . . . . . . . . . . . . . . . . . . . . . . . . . . . .      185,228,106
     One Group(R) Investment Trust - Mid Cap Value Portfolio (OGMidCapV)
       3,400,115 shares (cost $38,949,505). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43,929,488
                                                                                                       ---------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,253,444,418
  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,936,223
                                                                                                       ---------------
          Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,257,380,641
Accounts payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           -
                                                                                                       ---------------
Contract owners' equity (note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,257,380,641
                                                                                                       ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                Total          FidVIPEI         FidVIPOv         NSATMyMkt        NSATTotRe
Investment activity:
Reinvested dividends ..................   $  11,766,119        2,086,220        1,043,179          501,417          280,157
Mortality and expense risk charges
  (note 2) ............................      (8,057,747)        (804,210)        (135,338)        (145,254)        (502,829)
                                          -------------    -------------    -------------    -------------    -------------
  Net investment income ...............       3,708,372        1,282,010          907,841          356,163         (222,672)
                                          -------------    -------------    -------------    -------------    -------------

Proceeds from mutual funds shares sold       44,278,087        7,376,139        1,467,691        7,716,491        5,099,302
Cost of mutual fund shares sold .......     (37,952,135)      (6,030,465)      (1,556,331)      (7,716,491)      (5,877,699)
                                          -------------    -------------    -------------    -------------    -------------
  Realized gain (loss) on investments .       6,325,952        1,345,674          (88,640)            --           (778,397)
Change in unrealized gain (loss)
  on investments ......................    (159,974,345)     (10,488,799)      (5,122,336)            --         (6,137,060)
                                          -------------    -------------    -------------    -------------    -------------
  Net gain (loss) on investments ......    (153,648,393)      (9,143,125)      (5,210,976)            --         (6,915,457)
                                          -------------    -------------    -------------    -------------    -------------
Reinvested capital gains ..............      75,683,981        5,861,284        1,648,896             --               --
                                          -------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .......   $ (74,256,040)      (1,999,831)      (2,654,239)         356,163       (7,138,129)
                                          =============    =============    =============    =============    =============



                                                OGBal           OGBond            OGDivEq
Investment activity:
Reinvested dividends ..................       2,544,179        1,540,917          111,498
Mortality and expense risk charges
  (note 2) ............................      (1,296,151)        (308,348)        (325,868)
                                          -------------    -------------    -------------
  Net investment income ...............       1,248,028        1,232,569         (214,370)
                                          -------------    -------------    -------------

Proceeds from mutual funds shares sold        6,589,189             --             86,504
Cost of mutual fund shares sold .......      (5,072,876)            --           (100,239)
                                          -------------    -------------    -------------
  Realized gain (loss) on investments..       1,516,313             --            (13,735)
Change in unrealized gain (loss)
  on investments ......................     (10,075,443)          63,944       (3,243,357)
                                          -------------    -------------    -------------
  Net gain (loss) on investments ......      (8,559,130)          63,944       (3,257,092)
                                          -------------    -------------    -------------
Reinvested capital gains ..............         747,188             --               --
                                          -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .......      (6,563,914)       1,296,513       (3,471,462)
                                          =============    =============    =============




                                           OGDivMidCap        OGEqIx        OGGvtBd      OGLgCapGr      OGMidCapGr       OGMidCapV
Investment activity:
Reinvested dividends ..................   $    35,744        368,881      3,118,137           --             --          135,790
Mortality and expense risk charges
  (note 2) ............................      (161,956)      (598,596)      (683,087)    (1,678,650)    (1,169,796)      (247,664)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net investment income ...............      (126,212)      (229,715)     2,435,050     (1,678,650)    (1,169,796)      (111,874)
                                          -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual funds shares sold        277,355      1,063,745        900,818      9,998,591      3,287,255        415,007
Cost of mutual fund shares sold .......      (261,504)    (1,047,446)      (847,519)    (6,792,962)    (2,322,982)      (325,621)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on investments .        15,851         16,299         53,299      3,205,629        964,273         89,386
Change in unrealized gain (loss)
  on investments ......................    (3,589,178)    (6,947,786)      (333,815)   (70,557,408)   (43,212,961)      (330,146)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments ......    (3,573,327)    (6,931,487)      (280,516)   (67,351,779)   (42,248,688)      (240,760)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains ..............     3,450,503           --             --       32,107,536     29,222,978      2,645,596
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .......   $  (249,036)    (7,161,202)     2,154,534    (36,922,893)   (14,195,506)     2,292,962
                                          ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                           Total                                FidVIPEI
                                          -----------------------------------    ----------------------------------
                                                   2001              2000                2001              2000
Investment activity:
  Net investment income ...............   $     3,708,372          2,231,917          1,282,010          1,344,035
  Realized gain (loss) on investments .         6,325,952          4,675,323          1,345,674          1,675,849
  Change in unrealized gain (loss)
    on investments ....................      (159,974,345)        (5,390,171)       (10,488,799)       (15,785,042)
  Reinvested capital gains ............        75,683,981         23,329,618          5,861,284          8,265,251
                                          ---------------      -------------        -----------        -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       (74,256,040)        24,846,687         (1,999,831)        (4,499,907)
                                          ---------------      -------------        -----------        -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................       136,356,925        189,528,730            877,878          3,420,622
  Transfers between funds .............              --                 --               30,365         (5,009,836)
  Redemptions .........................       (56,856,055)       (40,289,323)        (5,834,949)        (5,228,115)
  Annuity benefits ....................              --              (59,245)              --              (14,662)
  Annual contract maintenance
    charges (note 2) ..................               (30)              --                 --                 --
  Contingent deferred sales
    charges (note 2) ..................        (1,217,306)        (1,089,847)           (95,901)          (112,870)
  Adjustments to maintain reserves ....           (87,519)           (30,935)           (15,778)            48,135
                                          ---------------      -------------        -----------        -----------
      Net equity transactions .........        78,196,015        148,059,380         (5,038,385)        (6,896,726)
                                          ---------------      -------------        -----------        -----------

Net change in contract owners'equity ..         3,939,975        172,906,067         (7,038,216)       (11,396,633)
Contract owners'equity beginning
  of period ...........................     1,253,440,666      1,061,413,808        127,784,031        132,467,377
                                          ---------------      -------------        -----------        -----------
Contract owners'equity end of period ..   $ 1,257,380,641      1,234,319,875        120,745,815        121,070,744
                                          ===============      =============        ===========        ===========

CHANGES IN UNITS:
  Beginning units .....................        66,184,298         47,911,957          5,610,525          5,945,562
                                          ---------------      -------------        -----------        -----------
  Units purchased .....................        13,896,265         12,154,767            196,802            132,509
  Units redeemed ......................        (6,921,947)        (2,645,144)          (411,831)          (467,546)
                                          ---------------      -------------        -----------        -----------
  Ending units ........................        73,158,616         57,421,580          5,395,496          5,610,525
                                          ===============      =============        ===========        ===========



                                                          FidVIPOv                              NSATMyMkt
                                            ----------------------------------       ------------------------------
                                                  2001               2000                2001               2000
Investment activity:
  Net investment income ...............           907,841            208,401            356,163            343,403
  Realized gain (loss) on investments .           (88,640)           373,038               --                 --
  Change in unrealized gain (loss)
    on investments ....................        (5,122,336)        (4,730,861)              --                 --
  Reinvested capital gains ............         1,648,896          2,471,671               --                 --
                                               ----------         ----------         ----------         ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................        (2,654,239)        (1,677,751)           356,163            343,403
                                               ----------         ----------         ----------         ----------

Equity transactions:
  Purchase payments received from
    contract owners ...................           143,808            833,735            610,678          1,645,786
  Transfers between funds .............          (474,047)         1,739,912          9,651,763         (5,014,322)
  Redemptions .........................          (862,288)        (1,086,015)        (3,603,703)        (1,239,355)
  Annuity benefits ....................              --              (15,038)              --                 --
  Annual contract maintenance
    charges (note 2) ..................                (6)              --                 --                 --
  Contingent deferred sales
    charges (note 2) ..................           (17,029)           (22,682)           (59,747)           (32,942)
  Adjustments to maintain reserves ....           (11,025)            22,414             (1,232)               200
                                               ----------         ----------         ----------         ----------
      Net equity transactions .........        (1,220,587)         1,472,326          6,597,759         (4,640,633)
                                               ----------         ----------         ----------         ----------

Net change in contract owners'equity ..        (3,874,826)          (205,425)         6,953,922         (4,297,230)
Contract owners'equity beginning
  of period ...........................        22,687,521         28,241,421         18,075,431         19,481,812
                                               ----------         ----------         ----------         ----------
Contract owners'equity end of period ..        18,812,695         28,035,996         25,029,353         15,184,582
                                               ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units .....................         1,482,481          1,418,346          1,213,509          1,590,430
                                               ----------         ----------         ----------         ----------
  Units purchased .....................            26,608             91,988          1,412,533            215,009
  Units redeemed ......................          (107,853)           (27,853)          (901,787)          (591,930)
                                               ----------         ----------         ----------         ----------
  Ending units ........................         1,401,236          1,482,481          1,724,255          1,213,509
                                               ==========         ==========         ==========         ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2001 and 2000
(UNAUDITED)


                                                      NSATTotRe                        OGBal
                                          -----------------------------   -----------------------------
                                                2001            2000            2001            2000
Investment activity:
  Net investment income ...............   $   (222,672)       (339,618)      1,248,028       1,839,910
  Realized gain (loss) on investments .       (778,397)      1,710,295       1,516,313         330,144
  Change in unrealized gain (loss)
    on investments ....................     (6,137,060)        982,323     (10,075,443)      2,060,240
  Reinvested capital gains ............           --              --           747,188         136,329
                                          ------------      ----------     -----------     -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................     (7,138,129)      2,353,000      (6,563,914)      4,366,623
                                          ------------      ----------     -----------     -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................      1,114,163       3,328,184       9,462,624      22,108,220
  Transfers between funds .............     (1,132,025)     (1,753,544)       (944,595)     (1,289,299)
  Redemptions .........................     (3,536,070)     (3,817,190)    (10,147,688)     (5,525,876)
  Annuity benefits ....................           --           (14,730)           --              --
  Annual contract maintenance charges
    (note 2) ..........................             (7)           --              --              --
  Contingent deferred sales charges
    (note 2) ..........................        (66,284)        (91,042)       (229,160)       (165,237)
  Adjustments to maintain reserves ....        (11,721)         11,179          (1,729)         10,284
                                          ------------      ----------     -----------     -----------
      Net equity transactions .........     (3,631,944)     (2,337,143)     (1,860,548)     15,138,092
                                          ------------      ----------     -----------     -----------

Net change in contract owners'equity ..    (10,770,073)         15,857      (8,424,462)     19,504,715
Contract owners'equity beginning
  of period ...........................     84,017,445      92,522,015     203,670,320     183,356,734
                                          ------------      ----------     -----------     -----------
Contract owners'equity end of period ..   $ 73,247,372      92,537,872     195,245,858     202,861,449
                                          ============      ==========     ===========     ===========

CHANGES IN UNITS:
  Beginning units .....................      3,823,136       3,934,051      10,094,696       9,319,175
                                          ------------      ----------     -----------     -----------
  Units purchased .....................        137,161         108,764         755,795       1,136,744
  Units redeemed ......................       (311,526)       (219,679)       (858,796)       (361,223)
                                          ------------      ----------     -----------     -----------
  Ending units ........................      3,648,771       3,823,136       9,991,695      10,094,696
                                          ============      ==========     ===========     ===========



                                                        OGBond                          OGDivEq
                                            ---------------------------     ------------------------------
                                                2001             2000            2001             2000
Investment activity:
  Net investment income ...............       1,232,569         452,083        (214,370)        (56,255)
  Realized gain (loss) on investments .            --              --           (13,735)           --
  Change in unrealized gain (loss)
    on investments ....................          63,944          97,976      (3,243,357)        570,443
  Reinvested capital gains ............            --              --              --              --
                                             ----------      ----------      ----------      ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       1,296,513         550,059      (3,471,462)        514,188
                                             ----------      ----------      ----------      ----------

Equity transactions:
  Purchase payments received from
    contract owners ...................      17,430,874      15,066,518      19,426,689      18,095,263
  Transfers between funds .............       1,154,249        (251,118)        987,174          34,022
  Redemptions .........................      (1,641,993)       (242,753)     (1,671,026)       (333,452)
  Annuity benefits ....................            --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................            --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................         (40,844)         (5,585)        (49,084)        (11,174)
  Adjustments to maintain reserves ....             194         (50,633)         (3,196)          2,974
                                             ----------      ----------      ----------      ----------
      Net equity transactions .........      16,902,480      14,516,429      18,690,557      17,787,633
                                             ----------      ----------      ----------      ----------

Net change in contract owners'equity ..      18,198,993      15,066,488      15,219,095      18,301,821
Contract owners'equity beginning
  of period ...........................      37,691,054       5,292,462      42,496,627       6,712,487
                                             ----------      ----------      ----------      ----------
Contract owners'equity end of period ..      55,890,047      20,358,950      57,715,722      25,014,308
                                             ==========      ==========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................       1,966,049         527,721       2,336,918         634,909
                                             ----------      ----------      ----------      ----------
  Units purchased .....................       1,866,779       1,725,945       2,263,275       1,728,997
  Units redeemed ......................        (376,881)       (287,617)       (304,642)        (26,988)
                                             ----------      ----------      ----------      ----------
  Ending units ........................       3,455,947       1,966,049       4,295,551       2,336,918
                                             ==========      ==========      ==========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2001 and 2000
(UNAUDITED)


                                                     OGDivMidCap                       OGEqIx
                                          ------------------------------   -----------------------------
                                                2001            2000            2001            2000
Investment activity:
  Net investment income ...............   $   (126,212)        (19,695)       (229,715)        (33,318)
  Realized gain (loss) on investments .         15,851            --            16,299           2,432
  Change in unrealized gain (loss)
    on investments ....................     (3,589,178)        451,183      (6,947,786)     (1,430,839)
  Reinvested capital gains ............      3,450,503         259,972            --         1,054,653
                                          ------------      ----------      ----------      ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       (249,036)        691,460      (7,161,202)       (407,072)
                                          ------------      ----------      ----------      ----------

Equity transactions:
  Purchase payments received from
    contract owners ...................      8,601,536       8,333,203      15,803,839      24,308,074
  Transfers between funds .............       (709,710)        142,179        (279,842)      3,946,009
  Redemptions .........................       (805,276)       (189,390)     (3,560,122)     (2,107,942)
  Annuity benefits ....................           --              --              --           (14,815)
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................        (27,156)         (7,048)        (84,549)        (66,280)
  Adjustments to maintain reserves ....         (8,914)       (129,582)        (13,659)         15,738
                                          ------------      ----------      ----------      ----------
      Net equity transactions .........      7,050,480       8,149,362      11,865,667      26,080,784
                                          ------------      ----------      ----------      ----------

Net change in contract owners'equity ..      6,801,444       8,840,822       4,704,465      25,673,712
Contract owners'equity beginning
  of period ...........................     21,880,537       2,797,178      90,689,512      54,058,615
                                          ------------      ----------      ----------      ----------
Contract owners'equity end of period ..   $ 28,681,981      11,638,000      95,393,977      79,732,327
                                          ============      ==========      ==========      ==========


CHANGES IN UNITS:
  Beginning units .....................        968,344         256,836       6,159,051       4,127,917
                                          ------------      ----------      ----------      ----------
  Units purchased .....................        749,341         724,382       1,776,432       2,076,270
  Units redeemed ......................       (177,066)        (12,874)       (713,136)        (45,136)
                                          ------------      ----------      ----------      ----------
  Ending units ........................      1,540,619         968,344       7,222,347       6,159,051
                                          ============      ==========      ==========      ==========



                                                        OGGvtBd                        OGLgCapGr
                                             ----------------------------    -----------------------------
                                                 2001             2000           2001             2000
Investment activity:
  Net investment income ...............        2,435,050       1,774,463      (1,678,650)     (2,212,569)
  Realized gain (loss) on investments .           53,299         (22,245)      3,205,629         542,933
  Change in unrealized gain (loss)
    on investments ....................         (333,815)        485,485     (70,557,408)     (5,910,952)
  Reinvested capital gains ............             --              --        32,107,536       6,914,049
                                             -----------      ----------     -----------     -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................        2,154,534       2,237,703     (36,922,893)       (666,539)
                                             -----------      ----------     -----------     -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................       18,600,846      17,944,928      14,607,001      39,154,190
  Transfers between funds .............        4,514,210      (5,688,614)     (7,109,294)      6,105,335
  Redemptions .........................       (4,683,823)     (3,110,246)    (11,951,424)    (12,287,418)
  Annuity benefits ....................             --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................             --              --                (7)           --
  Contingent deferred sales charges
    (note 2) ..........................          (90,585)       (101,403)       (255,783)       (337,485)
  Adjustments to maintain reserves ....           (1,949)            864          (6,038)         24,988
                                             -----------      ----------     -----------     -----------
      Net equity transactions .........       18,338,699       9,045,529      (4,715,545)     32,659,610
                                             -----------      ----------     -----------     -----------

Net change in contract owners'equity ..       20,493,233      11,283,232     (41,638,438)     31,993,071
Contract owners'equity beginning
  of period ...........................       93,602,993      63,170,455     284,944,544     329,541,396
                                             -----------      ----------     -----------     -----------
Contract owners'equity end of period ..      114,096,226      74,453,687     243,306,106     361,534,467
                                             ===========      ==========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .....................        5,608,503       4,913,504      11,101,330      10,080,320
                                             -----------      ----------     -----------     -----------
  Units purchased .....................        1,979,363         750,458         896,251       1,264,890
  Units redeemed ......................         (712,664)        (55,459)     (1,115,056)       (243,880)
                                             -----------      ----------     -----------     -----------
  Ending units ........................        6,875,202       5,608,503      10,882,525      11,101,330
                                             ===========      ==========     ===========     ===========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                      OGMidCapGr                        OGMidCapV
                                                2001             2000              2001            2000
                                          -------------------------------      ----------------------------
Investment activity:
  Net investment income ...............   $  (1,169,796)      (1,082,682)        (111,874)          13,759
  Realized gain (loss) on investments .         964,273           62,877           89,386             --
  Change in unrealized gain (loss)
    on investments ....................     (43,212,961)      17,574,143         (330,146)         245,730
  Reinvested capital gains ............      29,222,978        4,225,947        2,645,596            1,746
                                          -------------      -----------       ----------       ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................     (14,195,506)      20,780,285        2,292,962          261,235
                                          -------------      -----------       ----------       ----------

Equity transactions:
  Purchase payments received from
    contract owners ...................      16,565,814       23,760,872       13,111,175       11,529,135
  Transfers between funds .............      (2,799,094)       6,977,735       (2,889,154)          61,541
  Redemptions .........................      (7,317,494)      (4,893,525)      (1,240,199)        (228,046)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................             (10)            --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (163,000)        (128,328)         (38,184)          (7,771)
  Adjustments to maintain reserves ....          (8,601)          19,242           (3,871)          (6,738)
                                          -------------      -----------       ----------       ----------
      Net equity transactions .........       6,277,615       25,735,996        8,939,767       11,348,121
                                          -------------      -----------       ----------       ----------

Net change in contract owners'equity ..      (7,917,891)      46,516,281       11,232,729       11,609,356
Contract owners'equity beginning
  of period ...........................     193,140,882      139,732,977       32,759,769        4,038,879
                                          -------------      -----------       ----------       ----------
Contract owners'equity end of period ..   $ 185,222,991      186,249,258       43,992,498       15,648,235
                                          =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units .....................       5,566,423        4,765,508        1,490,615          397,678
                                          -------------      -----------       ----------       ----------
  Units purchased .....................         756,638          919,225        1,079,287        1,279,586
  Units redeemed ......................        (541,089)        (118,310)        (389,620)        (186,649)
                                          -------------      -----------       ----------       ----------
  Ending units ........................       5,781,972        5,566,423        2,180,282        1,490,615
                                          =============      ===========       ==========       ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30, 2001 AND 2000

                                   (UNAUDITED)


(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VASeparate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:


                Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
                   Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                   Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)

                Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                   Nationwide(R) SAT - Money Market Fund (NSATMyMkt)
                   Nationwide(R) SAT - Total Return Fund (NSATTotRe)

                Funds of The One Group(R) Investment Trust (One Group);
                   One Group - Balanced Portfolio (OGBal) (formerly One Group - Asset Allocation Fund)
                   One Group - Bond Portfolio (OGBond)
                   One Group - Diversified Equity Portfolio (OGDivEq)
                   One Group - Diversified Mid Cap Portfolio (OGDivMidCap)
                   One Group - Equity Index Portfolio (OGEqIx) (formerly One Group - Equity Index Fund)
                   One Group - Government Bond Portfolio (OGGvtBd)
                     (formerly One Group - Government Bond Fund)
                   One Group - Large Cap Growth Portfolio (OGLgCapGr)
                     (formerly One Group - Large Company Growth Fund))
                   One Group - Mid Cap Growth Portfolio (OGMidCapGr)
                     (formerly One Group - Growth Opportunities Fund)
                    One Group - Mid Cap Value Portfolio (OGMidCapV)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

     At June 30, 2001, contract owners have invested in all of the above funds. The contract owners'equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

(4)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended June 30, 2001.


                                                                                                 Unit               Contract
                                                                                   Units       Fair Value         Owners'Equity
                                                                                 ---------     ----------        ---------------
Fidelity VIP - Equity-Income Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,135,413      23.474824       $   120,552,914
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,610,525      21.544687           120,877,005
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,917,067      23.771055           140,654,925
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,318,886      21.159972           112,547,479
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,645,650      17.622693            64,246,171

Fidelity VIP - Overseas Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,335,625      13.985593            18,679,509
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,482,481      18.779911            27,840,861
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,390,368      15.192910            21,123,736
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,285,023      14.642593            18,816,069
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       942,053      13.353749            12,579,939

Nationwide(R) Separate Account Trust -
Money Market Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,920,721      13.031226            25,029,349
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,213,509      12.512952            15,184,580
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       905,345      12.030488            10,891,742
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       771,350      11.615424             8,959,558
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       809,644      11.171421             9,044,874

Nationwide(R) Separate Account Trust -
Total Return Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,514,958      20.792740            73,085,608
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,823,136      24.151274            92,333,606
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,864,905      24.516311            94,753,213
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,297,670      21.800224            71,889,945
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,121,585      17.755595            37,670,004

One Group(R) Investment Trust - Balanced Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10,213,642      19.116184           195,245,858
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10,094,696      20.095844           202,861,436
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7,669,299      19.323528           148,197,914
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,162,261      17.311541            72,055,152
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,713,854      14.471808            24,802,566

One Group(R) Investment Trust - Bond Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,883,390      11.444929            55,890,047
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,966,049      10.355257            20,358,942

One Group(R) Investment Trust -
Diversified Equity Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6,216,487       9.284299            57,715,722
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,336,918      10.703972            25,014,305

One Group(R) Investment Trust -
Diversified Mid Cap Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,276,288      12.600330            28,681,981
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       968,344      12.018518            11,638,060



                                                                                                              Total
                                                                                       Expenses(*)          Return(**)
                                                                                       -----------          ----------
Fidelity VIP - Equity-Income Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.25%              -1.55%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.34%              -3.30%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.24%              11.97%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.24%               9.81%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.29%              15.64%

Fidelity VIP - Overseas Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.29%             -12.03%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.26%              -5.68%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.34%               7.41%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.27%              15.21%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.23%              15.68%

Nationwide(R) Separate Account Trust -
Money Market Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.32%               1.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.37%               2.15%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.31%               1.64%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.31%               1.96%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.27%               1.88%

Nationwide(R) Separate Account Trust -
Total Return Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.31%              -8.49%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.27%               2.69%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.22%              10.03%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.22%              14.03%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.29%              18.64%

One Group(R) Investment Trust - Balanced Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.26%              -3.17%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.28%               2.14%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.27%               4.88%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.25%              10.45%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.32%              12.00%

One Group(R) Investment Trust - Bond Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.28%               3.04%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.31%               3.25%

One Group(R) Investment Trust -
Diversified Equity Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.30%              -6.98%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.29%               1.24%

One Group(R) Investment Trust -
Diversified Mid Cap Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.30%              -1.87%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.33%              10.35%


                                                                                                   Unit                Contract
                                                                                Units           Fair Value           Owners'Equity
                                                                              ----------        ----------           -------------
One Group((R))Investment Trust -
Equity Index Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8,798,831         10.824369             95,241,793
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6,159,051         12.913512             79,534,979
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,358,030         12.247828             28,880,746
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     114,781         10.063323              1,155,078

One Group((R))Investment Trust -
Government Bond Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7,852,346         14.530208            114,096,226
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5,608,503         13.275145             74,453,691
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,890,469         12.908597             50,220,497
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,814,181         12.856302             23,323,658
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     944,469         11.773328             11,119,544

One Group((R))Investment Trust -
Large Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11,242,765         21.641127            243,306,106
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11,101,330         32.566769            361,534,450
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9,047,064         28.417857            257,098,171
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6,624,843         22.323221            147,887,835
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,845,053         16.926329             65,082,632

One Group((R))Investment Trust -
Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6,523,738         28.392155            185,222,991
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5,566,423         33.459413            186,249,246
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,332,717         24.612919            106,640,812
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,601,144         19.942906             71,817,276
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,207,573         15.552959             34,334,292

One Group((R))Investment Trust -
Mid Cap Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,244,413         13.559465             43,992,498
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,490,615         10.497837             15,648,233
                                                                              ==========         =========

2001 Reserves for annuity contracts in pay out phase:
 Non-taxqualified . . . . . . . . . . . . . . . . . . . . . . . . . . .                                                   640,039
                                                                                                                  ---------------
 2001 Contract owners'equity . . . . . . . . . . . . . . . . .                                                    $ 1,257,380,641
                                                                                                                  ===============



                                                                                                         Total
                                                                                  Expenses(*)          Return(**)
                                                                                  -----------          ----------
One Group((R))Investment Trust -
Equity Index Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.36%              -7.49%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.26%              -1.39%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.33%              11.80%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.26%               0.63%  05/01/98

One Group((R))Investment Trust -
Government Bond Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.33%               2.23%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.32%               3.26%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.30%              -2.20%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.35%               3.18%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.34%               2.27%

One Group((R))Investment Trust -
Large Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.30%             -12.95%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.23%              -0.38%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.29%              10.91%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.23%              21.47%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.32%              19.94%

One Group((R))Investment Trust -
Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.21%              -7.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.29%              14.11%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.28%               3.91%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.21%              15.36%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.34%              15.27%

One Group((R))Investment Trust -
Mid Cap Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.29%               5.74%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.38%               3.36%


2001 Reserves for annuity contracts in pay out phase:
 Non-taxqualified. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 2001 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . .




(*) This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S.Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company